ACQUISITION - Disclosure of detailed information about purchase price allocation (Details) - Jun. 04, 2021 - Tetra [Member]	CAD ($)	GBP (£)
Disclosure of detailed information about business combination [line items]
Cash	$ 579,682
Net assets acquired (liabilities assumed)
Cash indebtedness	(12,127)
Equipment	27,799
Prepaid expenses	11,131
Due to a related party	(13,699)
Bank loan	(40,447)
Accounts payable	(19,210)
Vehicle loan	(30,859)
Net assets acquired (liabilities assumed)	(77,412)
Net identifiable assets acquired	(77,412)
Customer relationships	657,094
Total Consideration	$ 579,682	£ 350,000